Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.0%
		Basic Industry - Chemicals—0.4%
$ 90,000		Albemarle Corp., 4.150%, 12/1/2024	$ 92,135
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	100,462
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	209,590
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	342,269
		TOTAL	744,456
		Basic Industry - Metals & Mining—1.7%
600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	553,882
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	399,812
235,000		AngloGold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	258,566
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	40,765
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	369,945
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	313,681
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	168,805
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	229,574
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	319,652
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	172,507
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	107,250
		TOTAL	2,934,439
		Basic Industry - Paper—0.1%
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	127,745
		Capital Goods - Aerospace & Defense—4.3%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	231,062
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	426,415
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	340,752
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	288,211
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	923,231
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	380,277
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	647,936
500,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	508,750
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	196,062
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	364,082
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	100,744
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	171,233
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	730,024
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	125,118
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	354,644
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	628,050
350,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	359,921
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.241% (3-month USLIBOR +1.735%), 2/15/2042	106,420
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	335,560
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	51,176
		TOTAL	7,269,668
		Capital Goods - Building Materials—1.1%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	96,928
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	123,590

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$ 620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$ 610,263
235,000	[2]	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	219,622
115,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	108,213
500,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	459,208
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	176,020
		TOTAL	1,793,844
		Capital Goods - Construction Machinery—1.5%
885,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	780,240
450,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	413,841
480,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	482,622
895,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	837,122
		TOTAL	2,513,825
		Capital Goods - Diversified Manufacturing—2.5%
811,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	872,587
815,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	749,672
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	145,064
300,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	272,390
110,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	106,152
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	61,372
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	254,105
390,000		Valmont Industries, Inc., 5.250%, 10/1/2054	425,346
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	85,305
335,000		Vontier Corp., Sr. Unsecd. Note, 1.800%, 4/1/2026	303,319
500,000		Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	445,142
160,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	156,375
285,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	259,274
		TOTAL	4,136,103
		Capital Goods - Packaging—0.4%
180,000		Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	182,452
220,000	[2]	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	261,410
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	152,996
		TOTAL	596,858
		Communications - Cable & Satellite—2.0%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	502,226
600,000		Charter Communications, Inc., 4.200%, 3/15/2028	607,441
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	390,199
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	201,776
500,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	476,456
865,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	732,134
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	164,271
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	312,197
		TOTAL	3,386,700
		Communications - Media & Entertainment—3.3%
500,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	486,772
135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	144,285
375,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	437,247
167,000		Grupo Televisa S.A., 6.625%, 3/18/2025	181,146
950,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	985,728
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	271,520

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$ 495,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	$ 441,859
850,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	892,755
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	277,861
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	277,853
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	202,428
475,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	476,578
200,000		Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	202,771
190,000		Paramount Global, Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	188,891
		TOTAL	5,467,694
		Communications - Telecom Wireless—3.7%
450,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	411,255
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	262,053
300,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	243,230
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	249,142
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	102,763
200,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	206,967
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	304,934
300,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	264,868
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	412,401
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	223,739
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	294,106
500,000		T-Mobile USA, Inc., Sec. Fac. Bond, 2.700%, 3/15/2032	455,464
600,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	603,157
415,000		T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	421,324
550,000		T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	466,381
230,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	237,062
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	350,026
580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	651,597
		TOTAL	6,160,469
		Communications - Telecom Wirelines—7.1%
400,000		AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	387,486
400,000	[2]	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	379,227
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	780,916
350,000	[2]	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	328,657
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	276,995
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	913,113
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	229,157
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	528,860
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	529,674
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	480,558
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	318,147
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	607,886
815,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	827,361
400,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.895%, 3/6/2048	415,186
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	193,634
240,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	270,787
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	50,195
680,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	640,183
400,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	372,178
1,785,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,678,070

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	$ 30,573
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	780,438
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	402,153
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	436,641
	TOTAL	11,858,075
	Consumer Cyclical - Automotive—4.7%
650,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	606,217
175,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	159,471
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	250,858
200,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	202,058
455,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	462,256
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	132,926
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	686,343
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	680,247
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	47,130
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	406,479
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	253,996
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	300,843
600,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	564,836
380,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	337,644
235,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	234,340
1,200,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,076,235
400,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	365,233
400,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	351,765
470,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	480,319
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	203,816
	TOTAL	7,803,012
	Consumer Cyclical - Leisure—0.6%
500,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	502,844
510,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	521,273
	TOTAL	1,024,117
	Consumer Cyclical - Retailers—3.6%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	135,333
675,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	673,753
600,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	560,876
540,000	AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	471,031
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	132,493
215,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	224,520
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	54,206
345,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	354,648
400,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	396,555
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	51,058
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	999,208
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	588,691
300,000	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	309,729
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	320,736
610,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	521,842
160,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	165,677
	TOTAL	5,960,356

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—0.8%
$ 200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	$ 174,169
235,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	255,231
350,000		Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	348,816
250,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	267,482
350,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	324,625
		TOTAL	1,370,323
		Consumer Non-Cyclical - Food/Beverage—6.9%
500,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	511,592
1,000,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,113,743
100,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	111,374
300,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	312,980
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	525,012
350,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	375,141
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	542,575
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	120,657
650,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	594,063
710,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	631,336
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	280,883
135,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	121,310
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	212,138
445,000	[2]	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	384,505
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	204,316
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	159,568
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	100,183
300,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	268,274
255,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	239,500
250,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	251,631
220,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	227,586
250,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	284,886
750,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	743,543
190,000		McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	165,592
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	252,102
500,000		Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	439,920
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	272,700
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	303,756
350,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	321,003
300,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	304,051
400,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	416,822
200,000		Tyson Foods, Inc., 3.950%, 8/15/2024	204,011
585,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	590,556
		TOTAL	11,587,309
		Consumer Non-Cyclical - Health Care—2.6%
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	322,772
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	210,596
55,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	55,939
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	328,035
204,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	219,864
295,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	244,481
125,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	120,636
1,500,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	1,305,817

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 335,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	$ 318,092
255,000		PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	231,001
550,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	537,058
500,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	481,237
		TOTAL	4,375,528
		Consumer Non-Cyclical - Pharmaceuticals—3.1%
955,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	944,667
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	708,021
185,000		AstraZeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	172,504
300,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	300,456
500,000	[2]	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	527,078
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	312,181
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	323,741
600,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	493,034
790,000		Royalty Pharma PLC, Sr. Unsecd. Note, 1.750%, 9/2/2027	718,316
375,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	338,965
500,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	447,065
		TOTAL	5,286,028
		Consumer Non-Cyclical - Supermarkets—0.4%
300,000	[2]	Kroger Co., Bond, 6.900%, 4/15/2038	396,193
250,000		Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	253,798
		TOTAL	649,991
		Consumer Non-Cyclical - Tobacco—1.7%
500,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	405,636
650,000		Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	552,618
200,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	210,000
325,000	[2]	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	292,190
500,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	487,483
200,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	179,010
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	309,708
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	345,507
		TOTAL	2,782,152
		Energy - Independent—1.7%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	240,007
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	598,689
390,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	393,535
175,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	182,578
685,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	771,684
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	206,531
500,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	451,241
		TOTAL	2,844,265
		Energy - Integrated—1.4%
605,000	[2]	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	543,251
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	310,068
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	249,386
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	109,433
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	132,240
470,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	470,963
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	481,425
		TOTAL	2,296,766

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—5.9%
$ 130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	$ 123,206
165,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	157,535
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	414,168
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	103,267
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	118,107
50,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	48,222
65,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	63,723
725,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	736,506
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	616,376
250,000	[2]	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	257,881
250,000	[2]	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	276,625
550,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	504,939
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	201,418
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	531,600
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	409,859
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	581,904
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	318,932
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	311,467
350,000		MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	321,216
395,000	[2]	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	404,564
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	202,406
500,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	521,895
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	82,776
400,000		ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	375,503
500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	505,880
180,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	181,894
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	296,320
200,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	200,607
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	294,352
650,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	680,719
		TOTAL	9,843,867
		Energy - Refining—1.4%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	201,623
225,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	229,410
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	185,395
245,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	229,291
565,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	628,338
400,000		Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	369,692
140,000	[2]	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	142,961
400,000	[2]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	425,300
		TOTAL	2,412,010
		Financial Institution - Banking—6.0%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	418,397
400,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	356,548
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	203,954
575,000	[2]	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	586,950
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	815,240
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	338,311
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	504,540
255,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	259,102

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 480,000		Citigroup, Inc., 4.125%, 7/25/2028	$ 488,223
250,000	[2]	Citigroup, Inc., 5.500%, 9/13/2025	267,168
750,000	[2]	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	760,609
450,000	[2]	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	464,921
580,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	512,974
200,000		Comerica, Inc., 3.800%, 7/22/2026	203,638
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	204,012
120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	121,527
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	204,890
245,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	243,653
500,000		Goldman Sachs Group, Inc., 5.950%, 1/15/2027	549,407
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	355,002
900,000	[2]	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	922,897
400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	354,982
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	474,782
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	178,247
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	201,715
		TOTAL	9,991,689
		Financial Institution - Broker/Asset Mgr/Exchange—0.7%
575,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	515,509
200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	211,933
300,000		Stifel Financial Corp., 4.250%, 7/18/2024	306,284
200,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	202,507
		TOTAL	1,236,233
		Financial Institution - Finance Companies—2.1%
500,000		AerCap Ireland Capital LTD. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	463,179
525,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	485,167
1,300,000		AerCap Ireland Capital LTD. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,167,800
505,000		Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	468,152
500,000		Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	448,273
500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	519,768
		TOTAL	3,552,339
		Financial Institution - Insurance - Health—0.6%
271,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	275,033
500,000		CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	515,767
250,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	281,349
		TOTAL	1,072,149
		Financial Institution - Insurance - Life—1.1%
300,000		American International Group, Inc., 4.500%, 7/16/2044	324,659
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	260,908
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	429,189
75,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	99,346
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	145,414
400,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	384,496
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	145,894
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	67,314
		TOTAL	1,857,220
		Financial Institution - Insurance - P&C—0.7%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	510,993
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	151,006

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$ 13,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	$ 13,207
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	437,193
		TOTAL	1,112,399
		Financial Institution - REIT - Apartment—0.6%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	163,521
150,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	152,143
160,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	138,938
50,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	50,178
80,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	73,957
200,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	199,882
250,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	215,937
		TOTAL	994,556
		Financial Institution - REIT - Healthcare—1.2%
375,000	[2]	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	325,038
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	233,287
365,000		Physicians Realty Trust, Sr. Unsecd. Note, 2.625%, 11/1/2031	329,940
300,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	303,015
325,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	303,440
500,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	516,995
		TOTAL	2,011,715
		Financial Institution - REIT - Office—1.0%
65,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	55,073
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	92,177
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	102,313
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	276,737
500,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	473,848
840,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	749,962
		TOTAL	1,750,110
		Financial Institution - REIT - Other—0.5%
160,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	170,603
240,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	216,649
175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	177,388
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	307,892
		TOTAL	872,532
		Financial Institution - REIT - Retail—0.8%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	136,118
290,000	[2]	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	293,648
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	300,512
170,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	176,035
460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	442,394
		TOTAL	1,348,707
		Technology—7.6%
1,070,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,085,015
190,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	192,866
300,000	[2]	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	260,953
310,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	273,757
10,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	8,702
450,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	417,700
70,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	62,911
900,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	849,960

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 250,000	[2]	Dell International LLC / EMC Corp., 4.000%, 7/15/2024	$ 255,594
1,000,000		Dell International LLC / EMC Corp., 5.300%, 10/1/2029	1,090,967
500,000		Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	448,075
205,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	202,667
250,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	252,643
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	209,207
135,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	117,139
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	369,561
285,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	289,563
450,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	462,821
155,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	162,645
765,000		Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	684,924
200,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	209,720
350,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	356,158
850,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	793,737
1,600,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,330,946
1,000,000		Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	876,113
85,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	79,081
75,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	77,374
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	84,059
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	222,175
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	154,870
160,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	147,124
730,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	643,857
		TOTAL	12,672,884
		Technology Services—0.8%
150,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	136,689
710,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	655,052
500,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	470,096
85,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	80,858
95,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	86,129
		TOTAL	1,428,824
		Transportation - Airlines—0.5%
140,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	143,000
100,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	107,035
495,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	520,241
		TOTAL	770,276
		Transportation - Railroads—0.8%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	127,938
225,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	212,299
105,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	96,342
195,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	175,829
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	202,901
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	305,969
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	221,419
		TOTAL	1,342,697
		Transportation - Services—2.0%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	387,509
250,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	224,482
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	544,994

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 725,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	$ 655,564
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	273,646
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	278,790
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	404,699
260,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	242,383
220,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	213,716
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	201,813
		TOTAL	3,427,596
		Utility - Electric—4.8%
130,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	131,505
500,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	458,102
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	173,550
80,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	81,087
270,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	265,509
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	95,395
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	258,774
170,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	154,800
645,000	[2]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	595,940
195,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	194,754
130,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	134,537
120,000	[2]	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	111,740
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	233,918
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	441,830
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	300,546
740,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	774,280
300,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	266,179
100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	102,059
95,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	104,826
90,000		Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	91,681
180,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	172,490
242,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	239,550
290,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	292,588
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	202,657
300,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	287,736
100,000	[2]	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	102,177
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	249,613
230,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	210,734
1,175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,139,750
285,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	261,726
		TOTAL	8,130,033
		Utility - Natural Gas—1.2%
300,000		Enbridge Energy Partners LP, 5.875%, 10/15/2025	324,411
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	91,116
300,000		Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	291,091
195,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	177,737
130,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	129,410
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	212,013
260,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	261,479
250,000		Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	248,775

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	$ 265,503
		TOTAL	2,001,535
		Utility - Natural Gas Distributor—0.1%
110,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	95,464
		TOTAL CORPORATE BONDS (IDENTIFIED COST $166,856,903)	160,894,558
		FOREIGN GOVERNMENTS/AGENCIES—2.0%
		Sovereign—2.0%
700,000		Mexico, Government of, 3.750%, 1/11/2028	711,893
200,000		Mexico, Government of, Series MTN, 4.750%, 3/8/2044	196,524
206,000		Mexico, Government of, Series MTN, 6.750%, 9/27/2034	251,683
800,000		Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	770,056
700,000		Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	717,920
300,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	282,039
250,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	263,635
190,000	[2]	Peru, Government of, 6.550%, 3/14/2037	240,019
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,436,413)	3,433,769
		REPURCHASE AGREEMENT—1.5%
2,440,000		Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,623,853,532. (IDENTIFIED COST $2,440,000)	2,440,000
		INVESTMENT COMPANY—2.8%
4,652,708		Federated Hermes Government Obligations Fund, Premier Shares, 0.19%[3] (IDENTIFIED COST $4,652,708)	4,652,708
		TOTAL INVESTMENT IN SECURITIES—102.3% (IDENTIFIED COST $177,386,024)	171,421,035
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[4]	(3,845,929)
		TOTAL NET ASSETS—100%	$167,575,106
At March 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 10-Year Ultra Long Futures	15	$2,032,031	June 2022	$(67,535)
[5]United States Treasury Ultra Bond Long Futures	9	$1,594,125	June 2022	$(63,795)
Short Futures:
[5]United States Treasury Notes 5-Year Short Futures	50	$5,734,375	June 2022	$153,794
[5]United States Treasury Notes 10-Year Short Futures	60	$7,372,500	June 2022	$223,927
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$246,391
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,969,516 and $12,033,399, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2021	$2,340,755
Purchases at Cost	$7,085,193
Proceeds from Sales	$(4,773,240)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 3/31/2022	$4,652,708
Shares Held as of 3/31/2022	4,652,708
Dividend Income	$137

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$4,529,167	$4,652,708

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$160,894,558	$—	$160,894,558
Foreign Governments/Agencies	—	3,433,769	—	3,433,769
Repurchase Agreement	—	2,440,000	—	2,440,000
Investment Company	4,652,708	—	—	4,652,708
TOTAL SECURITIES	$4,652,708	$166,768,327	$—	$171,421,035
Other Financial Instruments:[1]
Assets	$377,721	$—	$—	$377,721
Liabilities	(131,330)	—	—	(131,330)
TOTAL OTHER FINANCIAL INSTRUMENTS	$246,391	$—	$—	$246,391

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust